Biological assets - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Biological assets.
Change in fair value of biological assets	$ (35,487)	$ 22,270	$ (22,598)